UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

New World Fund®
Investment portfolio

January 31, 2009
unaudited

Common stocks — 73.95%	Shares	Value (000)

FINANCIALS — 11.37%
Itaúsa – Investimentos Itaú SA, preferred nominative	23,658,419	$74,743
PT Bank Rakyat Indonesia (Persero) Tbk[1]	187,764,800	73,332
Amil Participações SA, ordinary nominative	18,015,790	55,983
Banco Itaú Holding Financeira SA, preferred nominative	5,295,625	53,436
Unibanco-União de Bancos Brasileiros SA, units (GDR)	690,000	38,833
Unibanco-União de Bancos Brasileiros SA, units	2,000,000	11,316
Bank of the Philippine Islands[1]	66,844,358	48,963
Ayala Land, Inc.[1]	365,992,900	48,886
Banco Santander, SA1	5,673,053	45,770
HSBC Holdings PLC (Hong Kong)[1]	5,438,000	42,124
Housing Development Finance Corp. Ltd.[1]	1,179,760	36,699
ICICI Bank Ltd.[1]	4,100,000	34,468
Banco do Brasil SA, ordinary nominative	5,495,000	33,677
Kasikornbank PCL[1]	16,700,410	21,433
Kasikornbank PCL, nonvoting depository receipt[1]	9,019,590	11,435
Sberbank (Savings Bank of the Russian Federation) (GDR)[1]	355,923	29,290
Standard Chartered PLC[1]	2,113,101	26,647
SM Prime Holdings, Inc.[1]	164,206,440	25,164
Metropolitan Bank & Trust Co.[1]	51,343,000	25,043
Bank Muscat (SAOG) (GDR)[1]	4,125,979	24,756
Grupo Financiero Banorte, SAB de CV, Series O	18,570,000	24,550
Bancolombia SA (ADR)	1,052,000	22,018
Banco Bilbao Vizcaya Argentaria, SA1	2,336,600	21,868
PT Bank Mandiri (Persero) Tbk[1]	109,733,500	17,266
Banco Daycoval SA, preferred nominative	6,557,000	14,574
Prudential PLC[1]	2,950,000	14,155
China Life Insurance Co. Ltd., Class H1	4,850,000	12,850
Bumiputra-Commerce Holdings Bhd.[1]	7,000,000	12,312
Türkiye Is Bankasi AS, Class C1	5,500,000	12,135
Hopewell Holdings Ltd.[1]	3,374,500	11,125
National Bank of Greece SA1	598,000	9,921
Bank Pekao SA1	280,000	8,713
United Bank Ltd. (GDR)[1,2]	4,246,000	7,461
United Bank Ltd. (GDR)[1]	561,500	987
EFG International AG1	695,000	8,432
Bank Leumi le-Israel BM1	4,300,000	7,906
Türkiye Halk Bankasi AS1	3,080,000	7,906
Industrial and Commercial Bank of China Ltd., Class H1	18,500,000	7,866
Kotak Mahindra Bank Ltd.[1]	1,300,000	7,464
Bank Hapoalim BM1,3	4,028,000	7,286
Commercial Bank of Qatar (QSC) (GDR)[1,2,3]	1,875,000	6,000
Erste Bank der oesterreichischen Sparkassen AG1	290,400	4,377
FirstRand Ltd.[1]	2,820,032	4,103
MCB Bank Ltd.[1]	2,668,000	3,194
Shui On Land Ltd.[1]	11,000,000	2,783
Bank of China Ltd., Class H1	10,000,000	2,621
Asya Katilim Bankasi AS, Class B1,3	3,761,907	2,410
Türkiye Garanti Bankasi AS1,3	1,714,000	2,308
Dolphin Capital Investors Ltd.[1,3]	2,160,000	1,356
AFI Development PLC (GDR)[1]	1,354,000	1,236
JSC Halyk Bank of Kazakhstan (GDR)[1]	157,700	351
JSC Halyk Bank of Kazakhstan (GDR)[1,2]	38,400	85
		1,029,617

CONSUMER STAPLES — 10.45%
Nestlé SA1	4,112,450	142,295
Anheuser-Busch InBev NV1	4,358,816	110,859
Avon Products, Inc.	4,868,697	99,565
Tesco PLC[1]	13,572,190	70,016
British American Tobacco PLC[1]	1,683,984	46,117
Beiersdorf AG1	800,000	39,187
Coca-Cola Co.	730,000	31,186
Groupe Danone SA1	600,325	30,873
PepsiCo, Inc.	611,000	30,690
SABMiller PLC[1]	1,764,500	28,762
China Yurun Food Group Ltd.[1]	24,584,000	28,702
Grupo Nacional de Chocolates SA	4,425,000	27,052
Wimm-Bill-Dann Foods OJSC (ADR)[3]	1,083,700	26,280
IOI Corp. Bhd.[1]	24,350,000	26,073
Procter & Gamble Co.	450,000	24,525
Diageo PLC[1]	1,322,000	18,037
L’Oréal SA1	244,361	16,258
Olam International Ltd.[1]	20,000,000	16,059
Fomento Económico Mexicano, SAB de CV (ADR)	570,000	16,046
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	500,000	10,465
Wal-Mart de México, SAB de CV, Series V	2,545,000	5,327
Coca-Cola Icecek AS, Class C1	3,283,750	15,219
Unilever NV, depository receipts[1]	650,000	14,342
X5 Retail Group NV (GDR)[1,2,3]	1,509,552	10,216
X5 Retail Group NV (GDR)[1,3]	480,400	3,251
Kimberly-Clark de México, SAB de CV, Class A	4,000,000	12,962
Nestlé India Ltd.[1]	380,700	11,371
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	230,000	9,382
Cia. de Bebidas das Américas – AmBev, ordinary nominative (ADR)	42,000	1,441
Tingyi (Cayman Islands) Holding Corp.[1]	8,700,000	10,042
Poslovni sistem Mercator, dd1	42,200	8,698
First Pacific Co. Ltd.[1]	7,214,000	2,601
Cosan Ltd., Class A3	770,000	2,479
		946,378

TELECOMMUNICATION SERVICES — 9.92%
América Móvil, SAB de CV, Series L (ADR)	7,475,800	213,135
Philippine Long Distance Telephone Co.[1]	2,321,160	103,981
Philippine Long Distance Telephone Co. (ADR)	338,340	14,972
MTN Group Ltd.[1]	9,538,993	90,865
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	133,965,500	73,247
Turkcell Iletisim Hizmetleri AS1	12,554,000	66,798
Telekomunikacja Polska SA1	11,548,084	65,347
China Mobile Ltd.[1]	5,302,000	47,828
Partner Communications Co. Ltd.[1]	2,954,500	44,912
Partner Communications Co. Ltd. (ADR)	151,500	2,341
Telefónica, SA1	2,118,200	37,674
Telekom Austria AG, non-registered shares[1]	2,226,295	31,294
Telefónica 02 Czech Republic, AS1	925,000	17,323
TIM Participações SA, ordinary nominative[3]	3,730,000	10,866
TIM Participações SA, preferred nominative (ADR)	415,000	5,839
Bharti Airtel Ltd.[1,3]	1,215,700	15,612
Telenor ASA[1]	2,334,500	15,254
Globe Telecom, Inc.[1]	749,723	13,342
Brasil Telecom Participações SA, preferred nominative (ADR)	300,000	9,705
OJSC Mobile TeleSystems (ADR)	318,800	6,790
Hutchison Telecommunications International Ltd.[1]	20,560,000	5,139
HT – Hrvatske telekomunikacije dd (GDR)[1,2]	86,529	3,376
TM International Bhd.[1,3]	1,358,100	1,190
Joint-Stock Financial Corp. Sistema (GDR)[1]	249,373	920
		897,750

ENERGY — 8.03%
OAO Gazprom (ADR)[1]	9,294,000	120,649
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,246,200	85,051
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	927,568	20,091
China National Offshore Oil Corp.[1]	76,554,000	65,928
OAO LUKOIL (ADR)[1]	2,000,668	65,616
Addax Petroleum Corp.	2,245,000	35,891
Saipem SpA, Class S1	2,290,000	34,944
TOTAL SA1	428,000	21,406
TOTAL SA (ADR)	155,000	7,716
Reliance Industries Ltd.[1]	905,000	24,231
Cairn India Ltd.[1,3]	6,587,000	21,888
Royal Dutch Shell PLC, Class B1	880,000	21,000
Tenaris SA (ADR)	1,050,000	20,780
Niko Resources Ltd.[4]	495,000	20,365
Noble Energy, Inc.	400,000	19,572
Oil and Gas Development Co. Ltd.[1]	30,775,260	17,853
Sasol Ltd.[1]	640,000	17,150
KNM Group Bhd.[1]	142,757,375	16,892
OGX Petróleo e Gás Participações SA, ordinary nominative[3]	54,470	12,931
Woodside Petroleum Ltd.[1]	566,000	12,500
Chevron Corp.	175,500	12,376
Eni SpA[1]	472,000	10,013
Nexen Inc.	557,689	8,124
ConocoPhillips	140,000	6,654
Hess Corp.	118,600	6,595
OAO TMK (GDR)[1,2]	692,815	2,969
OAO TMK (GDR)[1]	538,000	2,306
Eurasia Drilling Co. Ltd. (GDR)[1,2]	1,162,300	4,086
Eurasia Drilling Co. Ltd. (GDR)[1]	225,950	794
Sterling Energy PLC[1,3]	116,149,500	4,850
Oil & Natural Gas Corp. Ltd.[1]	293,000	3,899
PTT Exploration and Production PCL[1]	660,600	1,838
		726,958

HEALTH CARE — 6.33%
Teva Pharmaceutical Industries Ltd. (ADR)	4,776,779	197,998
Novo Nordisk A/S, Class B1	1,855,800	99,031
Krka, dd, Novo mesto[1]	921,211	63,998
OJSC Pharmstandard (GDR)[1,3,5]	7,452,949	51,683
OJSC Pharmstandard (GDR)[1,2,3,5]	392,700	2,723
Hikma Pharmaceuticals PLC[1]	8,953,850	46,170
Cochlear Ltd.[1]	1,110,000	41,261
Richter Gedeon NYRT[1]	300,000	34,303
Novartis AG1	550,000	22,775
Dr. Reddy’s Laboratories Ltd.[1]	802,000	7,290
Cipla Ltd.[1]	1,440,000	5,627
		572,859

INDUSTRIALS — 5.69%
Murray & Roberts Holdings Ltd.[1]	12,978,758	54,474
China Railway Construction Corp. Ltd., Class H1,3	28,557,500	39,063
Siemens AG1	677,200	37,959
Schneider Electric SA1	579,050	36,824
Enka Insaat ve Sanayi AS1	8,979,999	29,106
Airports of Thailand PCL[1]	52,437,500	27,120
United Technologies Corp.	545,000	26,154
Sandvik AB1	4,650,000	23,866
ABB Ltd[1,3]	1,820,000	23,677
Container Corp. of India Ltd.[1]	1,630,000	23,620
International Container Terminal Services, Inc.[1]	88,828,000	20,409
Bharat Heavy Electricals Ltd.[1]	650,000	17,361
Outotec Oyj[1]	1,210,000	17,206
Wienerberger AG1	1,176,500	15,174
Orascom Construction Industries Co. (GDR)[1]	340,400	13,864
Bidvest Group Ltd.[1]	1,079,980	10,564
Dalian Port (PDA) Co. Ltd., Class H1	39,430,000	10,299
General Electric Co.	827,700	10,040
Caterpillar Inc.	307,000	9,471
KBR, Inc.	562,601	7,966
Metso Oyj[1]	770,000	7,489
Hopewell Highway Infrastructure Ltd.[1]	12,500,000	7,479
SM Investments Corp.[1]	1,299,308	5,300
Doosan Heavy Industries and Construction Co., Ltd.[1]	103,250	5,269
Chiyoda Corp.[1]	1,043,000	5,165
Italian-Thai Development PCL[1]	71,258,300	5,156
Intertek Group PLC[1]	323,000	3,975
Hyundai Engineering & Construction Co., Ltd.[1]	97,000	3,952
Embraer – Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	255,375	3,849
Daelim Industrial Co., Ltd.[1,3]	105,916	3,494
De La Rue PLC[1]	243,974	3,297
GS Engineering & Construction Corp.[1]	67,750	2,850
PT Bakrie & Brothers Tbk[1,3]	990,000,000	2,786
Thai Airways International PCL[1]	5,917,600	1,174
		515,452

MATERIALS — 4.80%
Israel Chemicals Ltd.[1]	15,716,927	107,395
Linde AG1	892,146	59,474
JSC Uralkali (GDR)[1]	7,319,330	45,984
JSC Uralkali (GDR)[1,2]	653,570	4,106
Sigma-Aldrich Corp.	890,000	32,111
Makhteshim-Agan Industries Ltd.[1]	8,645,000	27,180
Givaudan SA1	30,250	20,523
Cia. Vale do Rio Doce, Class A, preferred nominative	1,032,000	12,476
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	570,000	6,920
Anglo American PLC[1]	1,077,400	19,324
BHP Billiton PLC[1]	1,092,288	18,540
Impala Platinum Holdings Ltd.[1]	1,359,083	15,653
Hochschild Mining PLC[1]	5,050,000	10,839
Akzo Nobel NV1	245,000	8,771
Ambuja Cements Ltd.[1]	5,518,672	7,918
Votorantim Celulose e Papel SA, preferred nominative (ADR)[3]	1,356,900	7,870
Aricom PLC[1,3,4]	25,528,809	7,382
Holcim Ltd.[1]	170,142	6,874
United Phosphorus Ltd.[1]	3,344,825	6,360
Aracruz Celulose SA, Class B, preferred nominative (ADR)	500,000	4,195
Central African Mining & Exploration Co. PLC[1,3]	68,289,220	2,420
Rhodia SA1	506,000	2,266
		434,581

CONSUMER DISCRETIONARY — 4.50%
Honda Motor Co., Ltd.[1]	2,310,000	51,646
McDonald’s Corp.	750,000	43,515
Nitori Co., Ltd.[1]	592,850	41,862
Fiat SpA[1,3]	6,800,000	33,226
Swatch Group Ltd, non-registered shares[1]	131,850	14,737
Swatch Group Ltd[1]	568,022	12,601
GOME Electrical Appliances Holding Ltd.[1]	208,666,000	22,819
Desarrolladora Homex, SA de CV (ADR)[3]	1,060,000	20,214
Yue Yuen Industrial (Holdings) Ltd.[1]	10,382,500	18,979
Li & Fung Ltd.[1]	9,307,900	18,657
Truworths International Ltd.[1]	4,953,000	17,090
Lojas Renner SA, ordinary nominative	2,188,700	13,367
Kuoni Reisen Holding AG, Class B1	45,672	13,025
PT Astra International Tbk[1]	11,000,000	12,324
Hyundai Mobis Co., Ltd.[1]	255,000	11,832
Grupo Televisa, SAB, ordinary participation certificates (ADR)	800,000	11,192
Melco Crown Entertainment Ltd. (ADR)[3]	3,800,000	10,602
Nokian Renkaat Oyj[1]	1,014,969	9,926
TVN SA1	2,500,000	8,499
Shangri-La Asia Ltd.[1]	3,910,000	4,560
Praktiker Bau- und Heimwerkermärkte Holding AG1	536,300	3,993
Central European Media Enterprises Ltd., Class A3	390,000	3,845
Suzuki Motor Corp.[1]	261,000	3,511
C C Land Holdings Ltd.[1]	13,336,000	3,259
Techtronic Industries Co. Ltd.[1]	8,150,000	2,645
		407,926

INFORMATION TECHNOLOGY — 4.19%
Google Inc., Class A3	180,000	60,935
Samsung Electronics Co., Ltd.[1]	158,612	55,148
Kingboard Chemical Holdings Ltd.[1]	32,633,340	52,370
Nokia Corp.[1]	3,043,200	37,342
Nokia Corp. (ADR)	1,186,000	14,552
Tencent Holdings Ltd.[1]	4,094,000	25,049
HTC Corp.[1]	2,626,000	24,954
HOYA CORP.[1]	1,169,800	20,785
Agilent Technologies, Inc.[3]	1,115,000	20,159
Yahoo! Inc.[3]	1,550,000	18,182
Mediatek Incorporation[1]	1,569,000	11,290
Redecard SA, ordinary nominative	747,800	8,472
Cisco Systems, Inc.[3]	537,800	8,051
Venture Corp. Ltd.[1]	2,500,000	6,700
NetEase.com, Inc. (ADR)[3]	320,000	6,083
Halma PLC[1]	1,700,000	4,496
Hon Hai Precision Industry Co., Ltd.[1]	1,447,000	2,499
Kingboard Laminates Holdings Ltd.[1]	8,048,606	2,017
		379,084

UTILITIES — 3.72%
NTPC Ltd.[1]	19,158,932	73,842
Cia. Energética de Minas Gerais – Cemig, preferred nominative	3,593,340	48,775
PT Perusahaan Gas Negara (Persero) Tbk[1]	232,814,000	43,741
Tanjong PLC[1]	11,353,000	42,128
China Resources Power Holdings Co. Ltd.[1]	21,380,000	39,258
CLP Holdings Ltd.[1]	3,945,000	26,742
Cheung Kong Infrastructure Holdings Ltd.[1]	6,430,000	24,091
Electricity Generating PCL[1]	6,375,000	12,550
GAIL (India) Ltd.[1]	2,977,500	11,793
Veolia Environnement[1]	309,375	6,975
Cia. de Saneamento Básico do Estado de São Paulo – SABESP, ordinary nominative	618,000	6,695
Power Grid Corp. of India Ltd.[1]	249,370	445
		337,035

MISCELLANEOUS — 4.95%
Other common stocks in initial period of acquisition		448,490

Total common stocks (cost: $9,716,794,000)		6,696,130

Warrants — 0.00%

MATERIALS — 0.00%
Aricom PLC, warrants, expire 2010[3,4]	10,000,000	144

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		22

Total warrants (cost: $3,184,000)		166

Convertible securities — 0.04%

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		3,729

Total convertible securities (cost: $15,691,000)		3,729

	Principal amount	Value
Bonds & notes — 13.31%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 12.14%
Brazilian Treasury Bill 0% 2009	BRL4,000	$1,606
Brazil (Federal Republic of) Global 9.25% 2010	$12,600	13,954
Brazilian Treasury Bill 6.00% 2010[1,6]	BRL64,837	27,645
Brazilian Treasury Bill 0% 2010	34,600	12,842
Brazilian Treasury Bill 0% 2010	25,000	9,785
Brazilian Treasury Bill 6.00% 2011[1,6]	8,385	3,543
Brazil (Federal Republic of) 10.00% 2012[1]	8,000	3,294
Brazil (Federal Republic of) 10.00% 2014[1]	9,000	3,508
Brazilian Treasury Bill 6.00% 2015[1,6]	37,385	14,935
Brazil (Federal Republic of) Global 12.50% 2016	29,400	13,387
Brazil (Federal Republic of) Global 6.00% 2017	$19,425	19,328
Brazil (Federal Republic of) 10.00% 2017[1]	BRL13,500	5,050
Brazilian Treasury Bill 6.00% 2017[1,6]	17,803	7,027
Brazil (Federal Republic of) Global 8.00% 2018[7]	$37,828	40,779
Brazil (Federal Republic of) Global 8.875% 2019	9,000	10,552
Brazil (Federal Republic of) Global 12.50% 2022	BRL20,000	9,107
Brazil (Federal Republic of) Global 8.875% 2024	$900	1,057
Brazil (Federal Republic of) Global 10.125% 2027	14,500	18,995
Brazil (Federal Republic of) Global 7.125% 2037	16,730	17,274
Brazil (Federal Republic of) Global 11.00% 2040	27,000	33,831
Brazilian Treasury Bill 6.00% 2045[1,6]	BRL35,605	13,277
United Mexican States Government Global 10.375% 2009	$2,385	2,396
United Mexican States Government Global 9.875% 2010	21,625	23,409
United Mexican States Government 9.00% 2012	MXN100,000	7,414
United Mexican States Government Global 6.375% 2013	$30,380	31,899
United Mexican States Government, Series MI10, 8.00% 2013	MXN 56,068	4,009
United Mexican States Government, Series MI10, 9.50% 2014	449,500	34,332
United Mexican States Government, Series M10, 8.00% 2015	210,000	14,925
United Mexican States Government Global 5.625% 2017	$26,740	26,125
United Mexican States Government, Series M20, 10.00% 2024	MXN123,000	10,206
United Mexican States Government Global 7.50% 2033	$6,200	6,417
United Mexican States Government Global 6.05% 2040	11,570	9,921
Turkey (Republic of) 14.00% 2011	TRY71,400	43,113
Turkey (Republic of) 11.50% 2012	$6,000	6,810
Turkey (Republic of) 10.00% 2012[1,6]	TRY36,180	21,150
Turkey (Republic of) 16.00% 2012	7,500	4,591
Turkey (Republic of) 16.00% 2013	18,400	11,299
Turkey (Republic of) 7.25% 2015	$10,150	10,099
Turkey (Republic of) 7.00% 2016	24,000	23,400
Turkey (Republic of) 6.75% 2018	33,260	31,431
Turkey (Republic of) 7.00% 2019	8,000	7,600
Colombia (Republic of) Global 11.75% 2010	COP40,000,000	17,029
Colombia (Republic of) Global 10.00% 2012	$32,025	36,124
Colombia (Republic of) Global 10.75% 2013	9,840	11,587
Colombia (Republic of) Global 8.25% 2014	3,100	3,394
Colombia (Republic of) Global 12.00% 2015	COP56,360,000	27,206
Colombia (Republic of) Global 7.375% 2017	$22,000	22,330
Colombia (Republic of) Global 11.75% 2020	2,420	3,085
Colombia (Republic of) Global 8.125% 2024	4,375	4,419
Colombia (Republic of) Global 9.85% 2027	COP11,815,000	5,424
Colombia (Republic of) Global 7.375% 2037	$21,955	20,144
Russian Federation 8.25% 2010[7]	16,468	16,931
Russian Federation 8.25% 2010[2,7]	1,883	1,936
Russian Federation 7.50% 2030[2,7]	30,196	28,045
Russian Federation 7.50% 2030[7]	27,710	25,736
Peru (Republic of) 8.375% 2016	41,800	46,293
Peru (Republic of) 7.35% 2025	6,550	6,615
Peru (Republic of) 6.55% 2037[7]	7,242	6,482
Philippines (Republic of) 8.375% 2009	8,335	8,377
Philippines (Republic of) 8.25% 2014	6,505	6,895
Philippines (Republic of) 9.375% 2017	4,000	4,450
Philippines (Republic of) 9.875% 2019	10,800	12,285
Philippines (Republic of) 7.75% 2031	16,070	15,668
Panama (Republic of) Global 7.25% 2015	9,850	10,269
Panama (Republic of) Global 7.125% 2026	7,300	7,099
Panama (Republic of) Global 8.875% 2027	2,775	3,039
Panama (Republic of) Global 9.375% 2029	9,034	10,186
Panama (Republic of) Global 6.70% 2036[7]	18,204	16,566
Polish Government 5.00% 2013	PLN37,520	10,721
Polish Government 5.25% 2013	38,400	11,117
Polish Government 5.00% 2015	$2,900	2,776
Polish Government 5.25% 2017	PLN13,000	3,646
Polish Government 5.75% 2022	12,000	3,405
Malaysian Government 3.756% 2011	MYR43,145	12,267
Malaysian Government 3.833% 2011	42,575	12,175
Malaysian Government 4.24% 2018	18,900	5,709
Dominican Republic 9.50% 2011[7]	$2,075	1,940
Dominican Republic 9.04% 2018[7]	3,935	2,971
Dominican Republic 8.625% 2027[2,7]	19,900	12,835
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP34,375	5,941
Egypt (Arab Republic of) 9.10% 2010	20,000	3,569
Egypt (Arab Republic of) 8.75% 2012	26,350	4,205
Argentina (Republic of) 5.83% 2033[1,6,7,8]	ARS 75,686	7,297
Argentina (Republic of) GDP-Linked 2035	335,653	3,470
Argentina (Republic of) 0.63% 2038[1,6,7]	29,353	766
Czech Republic, Series 51, 4.00% 2017	CZK49,000	2,243
Hungarian Government 6.00% 2012	HUF499,400	1,876
South Africa (Republic of) 6.50% 2014	$1,500	1,477
		1,099,342

ENERGY — 0.72%
Gaz Capital SA 7.343% 2013	600	510
Gaz Capital SA 8.146% 2018	15,320	11,720
Gazprom International SA 7.201% 2020[7]	7,420	6,195
Gaz Capital SA, Series 9, 6.51% 2022	16,650	10,198
Gaz Capital SA 6.51% 2022[2]	11,990	7,344
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	1,775	1,482
Gaz Capital SA 7.288% 2037	17,000	10,625
Pemex Project Funding Master Trust 6.625% 2035	21,800	17,410
		65,484

MATERIALS — 0.17%
Vale Overseas Ltd. 6.25% 2017	8,000	7,714
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,235	1,904
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,815	3,171
C10 Capital (SPV) Ltd. 6.722% (undated)[2,9]	6,600	2,771
		15,560

UTILITIES — 0.14%
AES Panamá, SA 6.35% 2016[2]	10,400	8,136
Enersis SA 7.375% 2014	4,550	4,656
		12,792

FINANCIALS — 0.06%
Kazkommerts International BV 7.875% 2014	7,000	3,815
Kazkommerts International BV 8.00% 2015	3,000	1,395
		5,210

TELECOMMUNICATION SERVICES — 0.05%
Orascom Telecom 7.875% 2014[2]	6,955	4,138

INDUSTRIALS — 0.03%
TFM, SA de CV 9.375% 2012	3,200	3,064

Total bonds & notes (cost: $1,329,242,000)		1,205,590

Short-term securities — 12.63%

Freddie Mac 0.18%–0.90% due 3/9–7/9/2009	193,800	193,566
Federal Home Loan Bank 0.22%–2.80% due 2/2–4/22/2009	154,100	154,029
Fannie Mae 0.23%–0.85% due 2/2–7/14/2009	151,000	150,902
International Bank for Reconstruction and Development 0.25%–1.15% due 2/2–4/15/2009	74,400	74,366
Canada Government 0.25% due 4/15/2009	60,000	59,944
Total Capital Canada Ltd. 0.25%–0.65% due 2/17–2/18/2009[2]	53,100	53,072
U.S. Treasury Bills 1.25% due 2/12/2009	50,000	50,000
Hewlett-Packard Co. 2.20% due 2/3/2009[2]	49,800	49,794
Statoil ASA 0.35% due 3/16–4/20/2009[2]	47,900	47,835
Siemens Capital Co. LLC 0.31%–0.82% due 2/9–3/26/2009[2]	46,500	46,478
Caisse d’Amortissement de la Dette Sociale 0.30%–0.46% due 3/6–4/6/2009	44,400	44,352
Unilever Capital Corp. 1.20% due 3/9/2009[2]	35,000	34,987
Denmark (Kingdom of) 0.40%–0.90% due 2/10/2009	33,800	33,791
BASF AG 2.00% due 2/10/2009[2]	28,200	28,186
KfW 0.21% due 3/11/2009[2]	25,000	24,994
BNP Paribas Finance Inc. 0.67% due 4/7/2009	25,000	24,956
Bank of Nova Scotia 1.34% due 2/13/2009	20,750	20,737
Shell International Finance BV 0.23%–0.30% due 3/18–4/30/2009[2]	16,700	16,689
Calyon North America Inc. 1.68% due 2/10/2009	14,000	13,993
Private Export Funding Corp. 1.25% due 2/3/2009[2]	11,000	10,998
Ciesco LLC 0.30% due 2/10/2009[2]	7,100	7,099
Nestlé Capital Corp. 0.65% due 2/11/2009[2]	2,700	2,699

Total short-term securities (cost: $1,143,450,000)		1,143,467

Total investment securities (cost: $12,208,361,000)		9,049,082
Other assets less liabilities		6,327

Net assets		$9,055,409

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $4,968,876,000, which represented 54.87% of the net   assets of the fund.
 2 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $429,058,000, which represented 4.74% of the net assets of the fund.
 3 Security did not produce income during the last 12 months.
4 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Niko Resources Ltd.	2/1/2007–7/23/2007	$38,291	$20,365	.22%
Aricom PLC	5/11/2007	32,746	7,382	.08
Aricom PLC, warrants, expire 2010	5/11/2007	3,143	144	—

Total restricted securities		$74,180	$27,891	.30%

5 The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
6 Index-linked bond whose principal amount moves with a government retail price index.
7 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9 Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts	COP = Colombian pesos	MXN = Mexican pesos
GDR = Global Depositary Receipts	CZK = Czech korunas	MYR = Malaysian ringgits
ARS = Argentine pesos	EGP = Egyptian pounds	PLN = Polish zloty
BRL = Brazilian reais	HUF = Hungarian forints	TRY = New Turkish liras

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended January 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/09 (000)

OJSC Pharmstandard (GDR)	7,452,949	—	—	7,452,949	$—	$51,683
OJSC Pharmstandard (GDR)	392,700	—	—	392,700	—	2,723

					$—	$54,406

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2009 (dollars in thousands):

	Investment securities		Forward currency contracts

Level 1 — Quoted prices	$1,834,912
Level 2 — Other significant observable inputs	7,191,351	*	$900	†
Level 3 — Significant unobservable inputs	22,819
Total	$9,049,082

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $4,784,383,000 of investment securities were classified as Level 2 instead of Level 1.

†Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended January 31, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 11/1/2008	$33,275
Net transfers out of Level 3	(10,456)
Ending value at 1/31/2009	$22,819

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$607,751
Gross unrealized depreciation on investment securities	(3,807,474)
Net unrealized depreciation on investment securities	(3,199,723)
Cost of investment securities for federal income tax purposes	12,248,805

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-936-0309O-S15828

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: March 31, 2009

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: March 31, 2009